Lease obligation (Details 1) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 1,057,776
2021	1,018,789
2022	587,536
2023	367,185
2024	367,185
After 2024	799,333
Total lease payments	4,197,804
Less imputed lease payments	(791,660)
Total discounted lease payments	3,406,144	$ 85,118
Current portion of lease obligations	(736,408)	(42,603)
Non-current portion of lease obligations	$ 2,669,736	$ 42,515